Derivative financial instruments and hedging activities (Tables)	12 Months Ended
Oct. 31, 2019
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity (Absolute Amounts)
Notional amount of derivatives by term to maturity (absolute amounts)

	As at October 31, 2019 (1)
	Term to maturity

(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$2,014,752	$179,624	$387	$2,194,763	$2,186,862	$7,901
Swaps	3,294,746	5,026,410	3,331,025	11,652,181	11,180,497	471,684
Options purchased	83,247	462,599	174,042	719,888	719,888	–
Options written	77,601	464,906	182,690	725,197	725,197	–
Foreign exchange contracts
Forward contracts	1,715,266	30,523	985	1,746,774	1,724,606	22,168
Cross currency swaps	79,264	50,416	55,166	184,846	177,622	7,224
Cross currency interest rate swaps	469,910	894,250	425,301	1,789,461	1,743,465	45,996
Options purchased	54,756	14,409	3,061	72,226	72,226	–
Options written	54,985	14,969	3,383	73,337	73,337	–
Credit derivatives (2)	2,693	14,724	3,437	20,854	20,341	513
Other contracts (3)	201,489	90,436	18,463	310,388	303,893	6,495
Exchange-traded contracts
Interest rate contracts
Futures – long positions	107,054	118,805	187	226,046	226,046	–
Futures – short positions	363,947	120,247	46	484,240	484,240	–
Options purchased	56,657	36,985	–	93,642	93,642	–
Options written	59,840	16,395	–	76,235	76,235	–
Foreign exchange contracts
Futures – long positions	28	–	–	28	28	–
Futures – short positions	–	–	–	–	–	–
Other contracts	214,725	44,245	–	258,970	258,970	–
	$8,850,960	$7,579,943	$4,198,173	$20,629,076	$20,067,095	$561,981

	As at October 31, 2018
	Term to maturity

(Millions of Canadian dollars)	Within 1 year	1 through 5 years	Over 5 years	Total	Trading	Other than Trading
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$1,895,613	$8,788	$–	$1,904,401	$1,904,401	$–
Swaps	4,535,040	4,377,512	2,856,403	11,768,955	11,424,094	344,861
Options purchased	101,663	155,985	27,273	284,921	284,921	–
Options written	87,254	156,886	37,217	281,357	281,357	–
Foreign exchange contracts
Forward contracts	1,397,520	30,688	616	1,428,824	1,420,575	8,249
Cross currency swaps	30,358	4,379	1,170	35,907	27,545	8,362
Cross currency interest rate swaps	347,477	767,742	365,880	1,481,099	1,430,437	50,662
Options purchased	33,202	11,037	1,807	46,046	46,046	–
Options written	37,716	12,250	4,515	54,481	54,481	–
Credit derivatives (2)	1,578	5,263	3,424	10,265	9,752	513
Other contracts	81,720	66,686	17,409	165,815	161,323	4,492
Exchange-traded contracts
Interest rate contracts
Futures – long positions	38,825	22,465	11	61,301	61,301	–
Futures – short positions	32,424	23,072	6	55,502	55,502	–
Options purchased	2,587	3,312	–	5,899	5,899	–
Options written	2,544	1,291	–	3,835	3,835	–
Foreign exchange contracts
Futures – long positions	277	–	–	277	277	–
Futures – short positions	340	–	–	340	340	–
Other contracts	228,549	59,308	372	288,229	288,229	–
	$8,854,687	$5,706,664	$3,316,103	$17,877,454	$17,460,315	$417,139

(1)	On November 1, 2018, we prospectively implemented the standardized approach for measuring counterparty credit risk
(SA-CCR)
in accordance with the Capital Adequacy Requirements (CAR) guidelines in determining our derivative notional amounts.
(2)	Credit derivatives with a notional value of $0.5 billion (October 31, 2018 – $0.5 billion) are economic hedges. Trading credit derivatives comprise protection purchased of $12.6 billion (October 31, 2018 – $6.2 billion) and protection sold of $7.7 billion (October 31, 2018 – $3.6 billion).

(3)	Under SA-CCR, Other contracts exclude loan syndication derivatives of $7.7 billion.

Summary of Fair Value of Derivative Instruments
Fair value of derivative instruments
(1)

	As at
	October 31, 2019		October 31, 2018

(Millions of Canadian dollars)	Positive	Negative	Positive	Negative
Held or issued for trading purposes
Interest rate contracts
Forward rate agreements	$30	$31	$308	$232
Swaps	39,669	32,570	29,340	25,501
Options purchased	5,898	–	3,211	–
Options written	–	6,756	–	3,471
	45,597	39,357	32,859	29,204
Foreign exchange contracts
Forward contracts	11,263	11,755	13,367	12,929
Cross currency swaps	529	223	174	258
Cross currency interest rate swaps	26,569	26,188	26,837	25,849
Options purchased	1,242	–	1,540	–
Options written	–	898	–	1,272
	39,603	39,064	41,918	40,308
Credit derivatives	169	279	38	89
Other contracts	15,356	18,517	17,668	18,300
	100,725	97,217	92,483	87,901
Held or issued for other-than-trading purposes
Interest rate contracts
Swaps	848	742	1,226	1,142
	848	742	1,226	1,142
Foreign exchange contracts
Forward contracts	116	118	31	33
Cross currency swaps	193	527	212	423
Cross currency interest rate swaps	904	501	1,145	1,104
	1,213	1,146	1,388	1,560
Credit derivatives	–	3	–	5
Other contracts	181	140	150	179
	2,242	2,031	2,764	2,886
Total gross fair values before:	102,967	99,248	95,247	90,787
Valuation adjustments determined on a pooled basis	(697)	5	(625)	34
Impact of netting agreements that qualify for balance sheet offset	(710)	(710)	(583)	(583)
	$101,560	$98,543	$94,039	$90,238

(1)	The fair value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.

Fair Value of Derivative Instruments by Term to Maturity
Fair value of derivative instruments by term to maturity
(1)

	As at
	October 31, 2019				October 31, 2018

(Millions of Canadian dollars)	Less than 1 year	1 through 5 years	Over 5 years	Total	Less than 1 year	1 through 5 years	Over 5 years	Total
Derivative assets	$25,342	$28,568	$47,650	$101,560	$28,241	$29,197	$36,601	$94,039
Derivative liabilities	25,495	26,503	46,545	98,543	26,720	27,013	36,505	90,238

(1)	The fair value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.

Summary of Derivative-related Credit Risk
Derivative-related credit risk
(1)

	As at

.	October 31, 2019 (2)			October 31, 2018

(Millions of Canadian dollars)	Replacement cost	Credit equivalent amount (3)	Risk-weighted equivalent (4)	Replacement cost	Credit equivalent amount (3)	Risk-weighted equivalent (4)
Over-the-counter contracts
Interest rate contracts
Forward rate agreements	$18	$73	$19	$307	$324	$13
Swaps	6,487	15,911	6,229	9,671	20,321	3,363
Options purchased	149	547	326	610	857	407
Options written	–	256	113	–	–	–
Foreign exchange contracts
Forward contracts	2,333	15,822	3,899	4,589	10,944	3,439
Swaps	3,047	15,678	4,001	9,342	13,718	5,002
Options purchased	404	908	285	443	1,100	478
Options written	4	213	67	–	–	–
Credit derivatives (5)	156	613	40	71	770	153
Other contracts	1,972	10,766	4,853	9,709	9,959	4,303
Exchange-traded contracts	5,439	19,630	393	2,912	11,285	225
	$20,009	$80,417	$20,225	$37,654	$69,278	$17,383

(1)	The amounts presented are net of master netting agreements in accordance with CAR guidelines.
(2)	On November 1, 2018, we prospectively implemented SA-CCR in accordance with CAR guidelines in determining our replacement cost, credit equivalent amount and risk-weighted equivalent.
(3)	Beginning on November 1, 2018, the credit equivalent amount includes collateral in accordance with CAR guidelines. As at October 31, 2018, the credit equivalent amount included $16 billion of collateral applied.
(4)	The risk-weighted balances are calculated in accordance with CAR guidelines and exclude CVA of $13 billion (October 31, 2018 – $12 billion).
(5)	The October 31, 2018 amounts exclude credit derivatives issued for other-than-trading purposes related to bought protection.

Summary of Replacement Cost of Derivative Instruments by Risk Rating and by Counterparty Type
Replacement cost of derivative instruments by risk rating and by counterparty type

	As at October 31, 2019 (1)
	Risk rating (2)					Counterparty type (3)

(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive replacement cost	$27,126	$38,812	$20,620	$16,409	$102,967	$48,509	$18,126	$36,332	$102,967
Impact of master netting agreements and applicable margins	23,146	35,088	16,719	8,005	82,958	47,376	17,705	17,877	82,958
Replacement cost (after netting agreements)	$3,980	$3,724	$3,901	$8,404	$20,009	$1,133	$421	$18,455	$20,009

	As at October 31, 2018
	Risk rating (2)					Counterparty type (3)

(Millions of Canadian dollars)	AAA, AA	A	BBB	BB or lower	Total	Banks	OECD governments	Other	Total
Gross positive replacement cost	$25,458	$32,693	$21,215	$15,881	$95,247	$42,937	$18,749	$33,561	$95,247
Impact of master netting agreements	14,544	24,255	15,046	3,748	57,593	36,081	8,348	13,164	57,593
Replacement cost (after netting agreements)	$10,914	$8,438	$6,169	$12,133	$37,654	$6,856	$10,401	$20,397	$37,654

(1)	On November 1, 2018, we prospectively implemented SA-CCR in accordance with CAR guidelines in determining our replacement cost.
(2)
Our internal risk ratings for major counterparty types approximate those of public ratings agencies. Ratings of AAA, AA, A and BBB represent investment grade ratings and ratings of BB or lower represent non-investment
grade ratings.

(3)	Counterparty type is defined in accordance with CAR guidelines.

Summary of Fair Values of Derivative and Non-derivative Instruments Categorized by Hedging Relationships
Derivatives and
non-derivative
instruments
(1)

	As at
	October 31, 2019				October 31, 2018
	Designated as hedging instruments in hedging relationships				Designated as hedging instruments in hedging relationships

(Millions of Canadian dollars)	Fair Value	Cash Flow	Net investment	Not designated in a hedging relationship	Fair Value (2)	Cash Flow (2)	Net investment	Not designated in a hedging relationship (2)
Assets
Derivative instruments	$146	$77	$52	$101,285	$404	$12	$13	$93,610
Liabilities
Derivative instruments	187	526	70	97,760	4	413	28	89,793
Non-derivative instruments	–	–	27,688	n.a.	–	–	25,565	n.a.

(1)	The fair value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
(2)	Amounts have been revised from those previously presented.
n.a.	not applicable

Summary of Items Designated as Hedging Instruments
Fair value hedges – assets and liabilities designated as hedged items

	As at and for the year ended October 31, 2019
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount

(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Balance sheet item(s):	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$29,985	$–	$569	$–	Securities – Investment, net of applicable allowance; Loans – Retail	$1,028
Fixed rate liabilities (1)	–	74,099	–	693	Deposits – Business and government; Subordinated debentures	(2,045)

	As at and for the year ended October 31, 2018
	Carrying amount		Accumulated amount of fair value adjustments on the hedged item included in the carrying amount

(Millions of Canadian dollars)	Assets	Liabilities	Assets	Liabilities	Balance sheet item(s):	Changes in fair values used for calculating hedge ineffectiveness
Interest rate risk
Fixed rate assets (1)	$20,172	$–	$(529)	$–	Securities – Investment, net of applicable allowance; Loans – Retail	$(650)
Fixed rate liabilities (1)	–	68,714	–	(1,302)	Deposits – Business and government; Subordinated debentures	1,018

(1)	As at October 31, 2019, the accumulated amount of fair value hedge adjustments remaining in the Balance Sheet for hedged items that have ceased to be adjusted for hedging gains and losses is a loss of $53 million for fixed-rate assets and a loss of $170 million for fixed-rate liabilities (October 31, 2018 – $105 million and $277 million, respectively).
Cash flow and net investment hedges – assets and liabilities designated as hedged items

	As at and for the year ended October 31, 2019
	Balance sheet item(s):	Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)			Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	$(608)	$163	$84
Variable rate liabilities	Deposits – Business and government; Deposits – Personal	1,274	(372)	70
Foreign exchange risk
Fixed rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	(5)	(1)	–
Fixed rate liabilities	Deposits – Business and government	125	9	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	(7)	(5,407)	(871)

	As at and for the year ended October 31, 2018
	Balance sheet item(s):	Changes in fair values used for calculating hedge ineffectiveness	Cash flow hedge/foreign currency translation reserve
(Millions of Canadian dollars)			Continuing hedges	Discontinued hedges
Cash flow hedges
Interest rate risk
Variable rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	$308	$(187)	$(171)
Variable rate liabilities	Deposits – Business and government; Deposits – Personal	(769)	706	477
Foreign exchange risk
Fixed rate assets	Securities – Investment, net of applicable allowance; Loans – Retail	19	(4)	–
Fixed rate liabilities	Deposits – Business and government	60	95	–
Net investment hedges
Foreign exchange risk
Foreign subsidiaries	n.a.	315	(5,365)	(923)
n.a. not applicable

Effectiveness of designated hedging relationships

	For the year ended October 31, 2019

(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$(1,060)	$(32)	$–	$–
Interest rate contracts – fixed rate liabilities	2,032	(13)	–	–
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	605	8	582	(25)
Interest rate contracts – variable rate liabilities	(1,261)	(5)	(1,265)	220
Foreign exchange risk
Cross currency swap – fixed rate assets	5	–	8	5
Cross currency swap – fixed rate liabilities	(125)	–	(193)	(106)
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	(50)	–	(50)	–
Forward contracts	57	–	57	(2)

	For the year ended October 31, 2018

(Millions of Canadian dollars)	Change in fair value of hedging instrument	Hedge ineffectiveness recognized in income (1)	Changes in the value of the hedging instrument recognized in OCI	Amount reclassified from hedge reserves to income
Fair value hedges
Interest rate risk
Interest rate contracts – fixed rate assets	$605	$(45)	$–	$–
Interest rate contracts – fixed rate liabilities	(1,000)	18	–	–
Cash flow hedges
Interest rate risk
Interest rate contracts – variable rate assets	(318)	(11)	(275)	(37)
Interest rate contracts – variable rate liabilities	751	(1)	674	101
Foreign exchange risk
Cross currency swap – fixed rate assets	(19)	–	(10)	(7)
Cross currency swap – fixed rate liabilities	(61)	–	(137)	(165)
Net investment hedges
Foreign exchange risk
Foreign currency liabilities	(331)	–	(331)	–
Forward contracts	16	–	17	–

(1)	Hedge ineffectiveness recognized in income included losses of $70 million that are excluded from the assessment of hedge effectiveness and are offset by economic hedges (October 31, 2018 – $46 million).

Reconciliation of Components of Equity by Hedging Designation
Reconciliation of components of equity
The following table provides a reconciliation by risk category of each component of equity and an analysis of other comprehensive income relating to hedge accounting:

	For the year ended October 31, 2019		For the year ended October 31, 2018

(Millions of Canadian dollars)	Cash flow hedge reserve	Foreign currency translation reserve	Cash flow hedge reserve	Foreign currency translation reserve
Balance at the beginning of the year	$688	$4,147	$431	$3,545
Cash flow hedges
Effective portion of changes in fair value:
Interest rate risk	(683)		399
Foreign exchange risk	(185)		(147)
Equity price risk	108		(18)
Net amount reclassified to profit or loss:
Ongoing hedges:
Interest rate risk	24		44
Foreign exchange risk	104		172
Equity price risk	(93)		7
De-designated hedges:
Interest rate risk	(219)		(108)
Foreign exchange risk	–		–
Net gain on hedge of net investment in foreign operations
Foreign exchange denominated debt		(50)		(331)
Forward foreign exchange contracts		57		17
Foreign currency translation differences for foreign operations		66		841
Reclassification of losses (gains) on foreign currency translation to income	–	2	–	–
Reclassification of losses (gains) on net investment hedging activities to income	–	2	–	–
Tax on movements on reserves during the period	250	(3)	(92)	75
Balance at the end of the year	$(6)	$4,221	$688	$4,147

Fair value hedges [member]
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates
Fair value hedges

	As at October 31, 2019
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$4,625	$20,439	$3,909	$28,973	$2	$187
Hedge of fixed rate liabilities	16,003	48,361	9,065	73,429	144	–
Weighted average fixed interest rate
Hedge of fixed rate assets	1.9%	2.2%	2.7%	2.2%
Hedge of fixed rate liabilities	1.7%	1.8%	1.8%	1.7%

	As at October 31, 2018
	Notional amounts				Carrying amount (1) , (2)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of fixed rate assets	$2,518	$12,778	$4,668	$19,964	$311	$4
Hedge of fixed rate liabilities	14,946	47,658	7,432	70,036	93	–
Weighted average fixed interest rate
Hedge of fixed rate assets	1.1%	2.4%	2.8%	2.3%
Hedge of fixed rate liabilities	1.6%	1.8%	1.8%	1.8%

(1)	The carrying value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
(2)	Amounts have been revised from those previously presented.

Cash flow hedges [member]
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates
Cash flow hedges

	As at October 31, 2019
	Notional amounts				Carrying amount (1)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$17,327	$11,729	$1,696	$30,752	$–	$–
Hedge of variable rate liabilities	200	54,610	4,803	59,613	–	–
Weighted average fixed interest rate
Hedge of variable rate assets	2.1%	2.0%	2.6%	2.1%
Hedge of variable rate liabilities	2.6%	1.9%	2.4%	2.0%
Foreign exchange risk
Cross currency swaps	$2,937	$63	$88	$3,088	$2	$526
Weighted average CAD-CHF exchange rate	–	–	–	–
Weighted average CAD-EUR exchange rate	–	1.48	1.55	1.52
Weighted average USD-EUR exchange rate	1.33	–	–	1.33

	As at October 31, 2018
	Notional amounts				Carrying amount (1) , (2)

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Interest rate risk
Interest rate contracts
Hedge of variable rate assets	$12,686	$12,805	$1,615	$27,106	$–	$–
Hedge of variable rate liabilities	2,000	38,256	3,978	44,234	–	–
Weighted average fixed interest rate
Hedge of variable rate assets	2.2%	2.4%	2.7%	2.3%
Hedge of variable rate liabilities	2.1%	1.9%	2.5%	2.0%
Foreign exchange risk
Cross currency swaps	$326	$2,978	$153	$3,457	$12	$368
Weighted average CAD-CHF exchange rate	1.27	–	–	1.27
Weighted average CAD-EUR exchange rate	–	–	1.52	1.52
Weighted average USD-EUR exchange rate	–	1.33	–	1.33

(1)	The carrying value reflects the impact of the election to characterize the daily variation margin as settlement of the related derivative fair values as permitted by certain central counterparties.
(2)	Amounts have been revised from those previously presented.

Net Investment Hedges [Member]
Statement [Line Items]
Notional Amount of Derivatives by Term to Maturity and Hedging Instrument Rates
Net investment hedges

	As at October 31, 2019
	Notional/Principal				Carrying amount

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$8,701	$14,843	$4,144	$27,688	n.a.	$27,859
Weighted average CAD-USD exchange rate	1.31	1.29	1.31	1.30
Weighted average CAD-EUR exchange rate	–	–	1.51	1.51
Weighted average CAD-GBP exchange rate	–	1.69	–	1.69
Forward contracts	$5,355	$–	$–	$5,355	$52	$70
Weighted average CAD-USD exchange rate	1.33	–	–	1.33
Weighted average CAD-EUR exchange rate	1.47	–	–	1.47
Weighted average CAD-GBP exchange rate	1.67	–	–	1.67

	As at October 31, 2018
	Notional/Principal				Carrying amount

(Millions of Canadian dollars, except average rates)	Within 1 year	1 through 5 years	Over 5 years	Total	Assets	Liabilities
Foreign exchange risk
Foreign currency liabilities	$3,457	$18,233	$3,875	$25,565	n.a .	$25,043
Weighted average CAD-USD exchange rate	1.20	1.28	1.31	1.27
Weighted average CAD-EUR exchange rate	–	–	1.53	1.53
Weighted average CAD-GBP exchange rate	1.91	1.69	–	1.73
Forward contracts	$3,372	$–	$–	$3,372	$13	$28
Weighted average CAD-USD exchange rate	1.31	–	–	1.31
Weighted average CAD-EUR exchange rate	1.49	–	–	1.49
Weighted average CAD-GBP exchange rate	1.68	–	–	1.68
n.a.	not applicable